Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Victory Portfolios II
Entity Central Index Key	0001547580
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000116490
Shareholder Report [Line Items]
Fund Name	Victory Market Neutral Income Fund
Class Name	Class A
Trading Symbol	CBHAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$38	0.76%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
AssetsNet	$ 2,719,933,000
Holdings Count | Holding	420
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$2,719,933
Number of Holdings	420
Portfolio Turnover	14%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Information Technology	2.9%
Health Care	3.6%
Materials	5.1%
Communication Services	5.8%
Industrials	6.8%
Consumer Discretionary	7.1%
Consumer Staples	8.7%
Energy	11.8%
Utilities	16.1%
Financials	22.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

SCB X PCL	0.5%
Spire, Inc.	0.5%
New Jersey Resources Corp.	0.5%
Portland General Electric Co.	0.5%
ORLEN SA	0.5%
Taiwan Mobile Co. Ltd.	0.5%
Ambev SA	0.4%
Tenaga Nasional Bhd	0.4%
American States Water Co.	0.4%
BB Seguridade Participacoes SA	0.4%

C000116492
Shareholder Report [Line Items]
Fund Name	Victory Market Neutral Income Fund
Class Name	Class C
Trading Symbol	CBHCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$76	1.51%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.51%
AssetsNet	$ 2,719,933,000
Holdings Count | Holding	420
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$2,719,933
Number of Holdings	420
Portfolio Turnover	14%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Information Technology	2.9%
Health Care	3.6%
Materials	5.1%
Communication Services	5.8%
Industrials	6.8%
Consumer Discretionary	7.1%
Consumer Staples	8.7%
Energy	11.8%
Utilities	16.1%
Financials	22.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

SCB X PCL	0.5%
Spire, Inc.	0.5%
New Jersey Resources Corp.	0.5%
Portland General Electric Co.	0.5%
ORLEN SA	0.5%
Taiwan Mobile Co. Ltd.	0.5%
Ambev SA	0.4%
Tenaga Nasional Bhd	0.4%
American States Water Co.	0.4%
BB Seguridade Participacoes SA	0.4%

C000116493
Shareholder Report [Line Items]
Fund Name	Victory Market Neutral Income Fund
Class Name	Class I
Trading Symbol	CBHIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$21	0.41%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
AssetsNet	$ 2,719,933,000
Holdings Count | Holding	420
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$2,719,933
Number of Holdings	420
Portfolio Turnover	14%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Information Technology	2.9%
Health Care	3.6%
Materials	5.1%
Communication Services	5.8%
Industrials	6.8%
Consumer Discretionary	7.1%
Consumer Staples	8.7%
Energy	11.8%
Utilities	16.1%
Financials	22.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

SCB X PCL	0.5%
Spire, Inc.	0.5%
New Jersey Resources Corp.	0.5%
Portland General Electric Co.	0.5%
ORLEN SA	0.5%
Taiwan Mobile Co. Ltd.	0.5%
Ambev SA	0.4%
Tenaga Nasional Bhd	0.4%
American States Water Co.	0.4%
BB Seguridade Participacoes SA	0.4%

C000219860
Shareholder Report [Line Items]
Fund Name	Victory Market Neutral Income Fund
Class Name	Member Class
Trading Symbol	CBHMX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Class	$28	0.56%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
AssetsNet	$ 2,719,933,000
Holdings Count | Holding	420
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$2,719,933
Number of Holdings	420
Portfolio Turnover	14%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Value	Value
Information Technology	2.9%
Health Care	3.6%
Materials	5.1%
Communication Services	5.8%
Industrials	6.8%
Consumer Discretionary	7.1%
Consumer Staples	8.7%
Energy	11.8%
Utilities	16.1%
Financials	22.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

SCB X PCL	0.5%
Spire, Inc.	0.5%
New Jersey Resources Corp.	0.5%
Portland General Electric Co.	0.5%
ORLEN SA	0.5%
Taiwan Mobile Co. Ltd.	0.5%
Ambev SA	0.4%
Tenaga Nasional Bhd	0.4%
American States Water Co.	0.4%
BB Seguridade Participacoes SA	0.4%

C000139051
Shareholder Report [Line Items]
Fund Name	VictoryShares US 500 Volatility Wtd ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
US 500 Volatility Wtd ETF	$18	0.35%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 522,753,000
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$522,753
Number of Holdings	507
Portfolio Turnover	13%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Cardinal Health, Inc.	0.4%
The TJX Cos., Inc.	0.4%
CenterPoint Energy, Inc.	0.4%
Evergy, Inc.	0.4%
The Coca-Cola Co.	0.3%
Johnson & Johnson	0.3%
Atmos Energy Corp.	0.3%
WEC Energy Group, Inc.	0.3%
CMS Energy Corp.	0.3%
McKesson Corp.	0.3%
Value	Value
Communication Services	4.0%
Energy	4.1%
Materials	4.3%
Consumer Staples	7.6%
Utilities	8.1%
Consumer Discretionary	8.9%
Health Care	12.0%
Information Technology	12.7%
Financials	18.0%
Industrials	19.6%

C000157586
Shareholder Report [Line Items]
Fund Name	VictoryShares International Volatility Wtd ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
International Volatility Wtd ETF	$24	0.45%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
AssetsNet	$ 62,231,000
Holdings Count | Holding	510
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$62,231
Number of Holdings	510
Portfolio Turnover	12%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

CLP Holdings Ltd.	0.5%
Telstra Group Ltd.	0.4%
The Toronto-Dominion Bank	0.4%
The Bank of Nova Scotia	0.4%
Emera, Inc.	0.4%
Canadian Imperial Bank of Commerce	0.4%
Hydro One Ltd.	0.4%
Fortis, Inc.	0.4%
Power Corp. of Canada	0.4%
TELUS Corp.	0.4%
Value	Value
Energy	4.5%
Information Technology	6.0%
Communication Services	6.3%
Materials	6.5%
Utilities	6.8%
Health Care	7.5%
Consumer Discretionary	7.9%
Consumer Staples	8.6%
Industrials	17.5%
Financials	25.3%

C000157588
Shareholder Report [Line Items]
Fund Name	VictoryShares US Large Cap High Div Volatility Wtd ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/ literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
US Large Cap High Div Volatility Wtd ETF	$18	0.35%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 354,338,000
Holdings Count | Holding	106
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$354,338
Number of Holdings	106
Portfolio Turnover	18%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Evergy, Inc.	1.6%
The Coca-Cola Co.	1.5%
Johnson & Johnson	1.5%
WEC Energy Group, Inc.	1.5%
CMS Energy Corp.	1.5%
CME Group, Inc., Class A	1.5%
American Electric Power Co., Inc.	1.4%
Duke Energy Corp.	1.4%
Alliant Energy Corp.	1.4%
DTE Energy Co.	1.4%
Value	Value
Materials	0.5%
Information Technology	2.2%
Consumer Discretionary	3.9%
Communication Services	4.0%
Industrials	4.5%
Health Care	10.7%
Energy	12.2%
Financials	16.5%
Consumer Staples	20.6%
Utilities	24.3%

C000157589
Shareholder Report [Line Items]
Fund Name	VictoryShares US Small Cap High Div Volatility Wtd ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/ literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
US Small Cap High Div Volatility Wtd ETF	$18	0.35%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 243,306,000
Holdings Count | Holding	104
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$243,306
Number of Holdings	104
Portfolio Turnover	34%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Black Hills Corp.	2.1%
IDACORP, Inc.	1.9%
Portland General Electric Co.	1.9%
New Jersey Resources Corp.	1.8%
Avista Corp.	1.8%
Spire, Inc.	1.8%
UGI Corp.	1.8%
MDU Resources Group, Inc.	1.7%
ONE Gas, Inc.	1.7%
National Fuel Gas Co.	1.5%
Value	Value
Health Care	0.4%
Information Technology	0.9%
Communication Services	3.3%
Consumer Staples	5.1%
Materials	5.6%
Industrials	7.0%
Energy	9.2%
Consumer Discretionary	15.0%
UtilitiesFootnote Reference**	26.2%
FinancialsFootnote Reference**	26.5%

C000180597
Shareholder Report [Line Items]
Fund Name	VictoryShares Dividend Accelerator ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Dividend Accelerator ETF	$18	0.35%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 218,933,000
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$218,933
Number of Holdings	80
Portfolio Turnover	14%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Hormel Foods Corp.	3.4%
Franklin Resources, Inc.	3.3%
Target Corp.	3.3%
Altria Group, Inc.	3.1%
T. Rowe Price Group, Inc.	3.0%
Brown-Forman Corp., Class B	2.6%
PepsiCo, Inc.	2.5%
Stanley Black & Decker, Inc.	2.5%
Chevron Corp.	2.3%
Medtronic PLC	2.3%
Value	Value
Information Technology	2.8%
Energy	4.3%
Utilities	4.5%
Consumer Discretionary	5.1%
Materials	7.6%
Health Care	8.1%
Industrials	14.0%
Financials	20.9%
Consumer StaplesFootnote Reference**	32.1%

C000180594
Shareholder Report [Line Items]
Fund Name	VictoryShares US Multi-Factor Minimum Volatility ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/ literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
US Multi-Factor Minimum Volatility ETF	$19	0.35%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%
AssetsNet	$ 160,213,000
Holdings Count | Holding	65
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$160,213
Number of Holdings	65
Portfolio Turnover	38%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Apple, Inc.	9.9%
Alphabet, Inc., Class A	6.8%
Johnson & Johnson	4.0%
Walmart, Inc.	3.9%
Salesforce, Inc.	3.6%
Lam Research Corp.	3.3%
QUALCOMM, Inc.	3.3%
Exxon Mobil Corp.	3.2%
TE Connectivity PLC	3.1%
Adobe, Inc.	3.1%
Value	Value
Real Estate	0.2%
Materials	1.1%
Consumer Discretionary	1.2%
Energy	3.7%
Financials	6.2%
Industrials	11.1%
Health Care	13.2%
Communication Services	14.8%
Consumer Staples	16.2%
Information TechnologyFootnote Reference**	32.0%

C000139053
Shareholder Report [Line Items]
Fund Name	VictoryShares US 500 Enhanced Volatility Wtd ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/ literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
US 500 Enhanced Volatility Wtd ETF	$18	0.35%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 402,075,000
Holdings Count | Holding	508
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$402,075
Number of Holdings	508
Portfolio Turnover	13%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Cardinal Health, Inc.	0.4%
The TJX Cos., Inc.	0.4%
CenterPoint Energy, Inc.	0.4%
Evergy, Inc.	0.4%
The Coca-Cola Co.	0.3%
Johnson & Johnson	0.3%
Atmos Energy Corp.	0.3%
WEC Energy Group, Inc.	0.3%
CMS Energy Corp.	0.3%
McKesson Corp.	0.3%
Value	Value
Communication Services	4.0%
Energy	4.1%
Materials	4.3%
Consumer Staples	7.6%
Utilities	8.0%
Consumer Discretionary	8.9%
Health Care	12.0%
Information Technology	12.7%
Financials	18.0%
Industrials	19.6%

C000139055
Shareholder Report [Line Items]
Fund Name	VictoryShares US EQ Income Enhanced Volatility Wtd ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
US EQ Income Enhanced Volatility Wtd ETF	$18	0.35%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 699,030,000
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$699,030
Number of Holdings	107
Portfolio Turnover	18%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Evergy, Inc.	1.6%
The Coca-Cola Co.	1.5%
Johnson & Johnson	1.5%
WEC Energy Group, Inc.	1.5%
CMS Energy Corp.	1.5%
CME Group, Inc., Class A	1.5%
American Electric Power Co., Inc.	1.4%
Duke Energy Corp.	1.4%
Alliant Energy Corp.	1.4%
DTE Energy Co.	1.4%
Value	Value
Materials	0.5%
Information Technology	2.2%
Consumer Discretionary	3.9%
Communication Services	4.0%
Industrials	4.5%
Health Care	10.7%
Energy	12.2%
Financials	16.5%
Consumer Staples	20.6%
Utilities	24.3%

C000243210
Shareholder Report [Line Items]
Fund Name	VictoryShares Free Cash Flow ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Free Cash Flow ETF	$21	0.39%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%
AssetsNet	$ 5,603,552,000
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$5,603,552
Number of Holdings	51
Portfolio Turnover	71%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Merck & Co., Inc.	4.3%
The Cigna Group	4.1%
Chevron Corp.	3.2%
Salesforce, Inc.	3.0%
Adobe, Inc.	2.9%
Accenture PLC, Class A	2.8%
Newmont Corp.	2.8%
Amgen, Inc.	2.7%
Devon Energy Corp.	2.7%
Diamondback Energy, Inc.	2.7%
Value	Value
Utilities	1.7%
Materials	2.8%
Communication Services	4.1%
Industrials	6.3%
Consumer Discretionary	13.1%
Energy	22.1%
Health Care	22.1%
Information TechnologyFootnote Reference**	27.4%

C000243212
Shareholder Report [Line Items]
Fund Name	VictoryShares Small Cap Free Cash Flow ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Small Cap Free Cash Flow ETF	$26	0.49%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
AssetsNet	$ 445,486,000
Holdings Count | Holding	204
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$445,486
Number of Holdings	204
Portfolio Turnover	70%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Jazz Pharmaceuticals PLC	1.4%
Core Natural Resources, Inc.	1.4%
Crescent Energy Co., Class A	1.3%
Alkermes PLC	1.3%
Lyft, Inc., Class A	1.3%
SM Energy Co.	1.2%
Symbotic, Inc., Class A	1.2%
Permian Resources Corp., Class A	1.2%
RingCentral, Inc., Class A	1.1%
Tutor Perini Corp.	1.0%
Value	Value
Utilities	0.1%
Financials	0.4%
Materials	2.4%
Consumer Staples	5.3%
Communication Services	8.9%
Information Technology	11.6%
Industrials	14.1%
Health Care	16.0%
Consumer Discretionary	19.3%
Energy	21.4%

C000255423
Shareholder Report [Line Items]
Fund Name	VictoryShares Free Cash Flow Growth ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Free Cash Flow Growth ETF	$20	0.39%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 641,734,000
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$641,734
Number of Holdings	101
Portfolio Turnover	60%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

NVIDIA Corp.	3.1%
Broadcom, Inc.	3.1%
Uber Technologies, Inc.	3.0%
Lam Research Corp.	2.9%
Royalty Pharma PLC, Class A	2.7%
Cardinal Health, Inc.	2.7%
GE Vernova, Inc.	2.6%
McKesson Corp.	2.6%
Amphenol Corp., Class A	2.5%
KLA Corp.	2.5%
Value	Value
Materials	1.1%
Consumer Staples	1.9%
Communication Services	4.4%
Consumer Discretionary	12.7%
Health Care	18.2%
Industrials	19.8%
Information TechnologyFootnote Reference**	41.7%

C000261505
Shareholder Report [Line Items]
Fund Name	VictoryShares International Free Cash Flow ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
International Free Cash Flow ETF	$30	0.56%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.56%
AssetsNet	$ 107,978,000
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$107,978
Number of Holdings	105
Portfolio Turnover	56%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Shell PLC	4.0%
Equinor ASA	3.2%
Denso Corp.	2.8%
Sanofi SA	2.5%
BP PLC	2.4%
Takeda Pharmaceutical Co. Ltd.	2.3%
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	2.2%
Canadian Natural Resources Ltd.	1.9%
Kinross Gold Corp.	1.9%
International Consolidated Airlines Group SA	1.8%
Value	Value
Communication Services	3.6%
Consumer Staples	5.4%
Health Care	9.5%
Information Technology	11.3%
Consumer Discretionary	11.8%
Materials	13.0%
Industrials	22.1%
Energy	22.6%

C000261506
Shareholder Report [Line Items]
Fund Name	VictoryShares International Free Cash Flow Growth ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/ literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
International Free Cash Flow Growth ETF	$29	0.56%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
AssetsNet	$ 232,832,000
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$232,832
Number of Holdings	101
Portfolio Turnover	55%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Rolls-Royce Holdings PLC	3.8%
Agnico Eagle Mines Ltd.	3.4%
Siemens Energy AG	3.3%
Kinross Gold Corp.	3.1%
Novo Nordisk A/S, Class B	3.0%
Safran SA	2.7%
Thales SA	2.5%
ASML Holding NV	2.4%
Airbus SE	2.3%
Ryanair Holdings PLC	2.3%
Value	Value
Consumer Staples	0.7%
Energy	3.3%
Communication Services	3.5%
Health Care	9.2%
Consumer Discretionary	13.2%
Materials	14.1%
Information Technology	16.9%
Industrials	38.8%

C000210928
Shareholder Report [Line Items]
Fund Name	VictoryShares Short-Term Bond ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Short-Term Bond ETF	$16	0.32%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
AssetsNet	$ 1,726,079,000
Holdings Count | Holding	932
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$1,726,079
Number of Holdings	932
Portfolio Turnover	21%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
Corporate Bonds	41.1%
Asset-Backed Securities	25.0%
U.S. Treasury Obligations	13.7%
Yankee Dollars	8.4%
Collateralized Mortgage Obligations	4.7%
OtherFootnote Reference**	1.8%

C000210929
Shareholder Report [Line Items]
Fund Name	VictoryShares Core Intermediate Bond ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Core Intermediate Bond ETF	$19	0.37%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
AssetsNet	$ 2,698,383,000
Holdings Count | Holding	1,160
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$2,698,383
Number of Holdings	1,160
Portfolio Turnover	12%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
U.S. Treasury Obligations	42.5%
Corporate Bonds	19.8%
U.S. Government Agency Mortgages	13.2%
Asset-Backed Securities	12.1%
Collateralized Mortgage Obligations	5.3%
Yankee Dollars	4.3%
Municipal Bonds	1.3%

C000230774
Shareholder Report [Line Items]
Fund Name	VictoryShares Core Plus Intermediate Bond ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Core Plus Intermediate Bond ETF	$20	0.40%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 1,575,361,000
Holdings Count | Holding	1,389
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$1,575,361
Number of Holdings	1,389
Portfolio Turnover	34%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
U.S. Government Agency Mortgages	28.9%
Corporate Bonds	18.4%
U.S. Treasury Obligations	16.6%
Asset-Backed Securities	15.8%
Collateralized Mortgage Obligations	8.1%
Municipal Bonds	3.8%
Yankee Dollars	3.7%
OtherFootnote Reference**	3.1%

C000230773
Shareholder Report [Line Items]
Fund Name	VictoryShares Corporate Bond ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Corporate Bond ETF	$21	0.40%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
AssetsNet	$ 147,481,000
Holdings Count | Holding	452
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$147,481
Number of Holdings	452
Portfolio Turnover	7%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
Corporate Bonds	76.2%
Yankee Dollars	15.7%
U.S. Treasury Obligations	6.6%

C000250755
Shareholder Report [Line Items]
Fund Name	VictoryShares WestEnd Economic Cycle Bond ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/ literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
WestEnd Economic Cycle Bond ETF	$20	0.40%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 113,438,000
Holdings Count | Holding	423
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$113,438
Number of Holdings	423
Portfolio Turnover	7%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
U.S. Treasury Obligations	61.7%
Corporate Bonds	32.0%
Yankee Dollars	4.8%

C000261507
Shareholder Report [Line Items]
Fund Name	VictoryShares Pioneer Asset-Based Income ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Pioneer Asset-Based Income ETF	$34	0.67%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
AssetsNet	$ 56,395,000
Holdings Count | Holding	83
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$56,395
Number of Holdings	83
Portfolio Turnover	11%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of December 31, 2025)

Value	Value
Asset-Backed Securities	44.1%
Collateralized Mortgage Obligations	39.9%
Collateralized Loan Obligations	11.8%

C000210925
Shareholder Report [Line Items]
Fund Name	VictoryShares US Value Momentum ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
US Value Momentum ETF	$11	0.20%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%
AssetsNet	$ 205,537,000
Holdings Count | Holding	129
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$205,537
Number of Holdings	129
Portfolio Turnover	47%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

CenterPoint Energy, Inc.	1.5%
Atmos Energy Corp.	1.4%
Ameren Corp.	1.4%
Realty Income Corp.	1.4%
Evergy, Inc.	1.4%
VICI Properties, Inc., Class A	1.3%
Berkshire Hathaway, Inc., Class B	1.3%
Johnson & Johnson	1.3%
Exelon Corp.	1.2%
Loews Corp.	1.2%
Value	Value
Materials	4.5%
Consumer Discretionary	4.6%
Communication Services	4.6%
Real Estate	6.8%
Consumer Staples	7.5%
Utilities	9.8%
Health Care	12.3%
Information Technology	12.7%
Industrials	14.1%
Financials	20.3%

C000210930
Shareholder Report [Line Items]
Fund Name	VictoryShares US Small Mid Cap Value Momentum ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/ literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
US Small Mid Cap Value Momentum ETF	$12	0.22%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.22%
AssetsNet	$ 1,185,910,000
Holdings Count | Holding	293
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$1,185,910
Number of Holdings	293
Portfolio Turnover	57%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Avista Corp.	0.7%
WP Carey, Inc.	0.7%
Spire, Inc.	0.7%
Black Hills Corp.	0.7%
NETSTREIT Corp.	0.7%
ONE Gas, Inc.	0.7%
Essent Group Ltd.	0.7%
Ellington Financial, Inc.	0.7%
Broadstone Net Lease, Inc., Class A	0.6%
AGNC Investment Corp.	0.6%
Value	Value
Energy	3.6%
Communication Services	3.8%
Consumer Staples	5.2%
Utilities	5.5%
Real Estate	8.2%
Information Technology	9.1%
Consumer Discretionary	12.9%
Health Care	13.3%
Industrials	13.7%
Financials	20.7%

C000210926
Shareholder Report [Line Items]
Fund Name	VictoryShares International Value Momentum ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/ literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
International Value Momentum ETF	$19	0.35%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%
AssetsNet	$ 289,453,000
Holdings Count | Holding	198
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$289,453
Number of Holdings	198
Portfolio Turnover	48%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Emera, Inc.	1.2%
Canadian Imperial Bank of Commerce	1.2%
The Toronto-Dominion Bank	1.2%
The Bank of Nova Scotia	1.1%
Klepierre SA	1.0%
Koninklijke Ahold Delhaize NV	1.0%
Power Corp. of Canada	1.0%
Poste Italiane SpA	0.9%
Orange SA	0.9%
NN Group NV	0.9%
Value	Value
Energy	3.6%
Communication Services	5.3%
Consumer Staples	6.1%
Real Estate	6.1%
Materials	6.6%
Health Care	6.8%
Utilities	8.1%
Consumer Discretionary	8.7%
Industrials	16.1%
Financials	28.5%

C000210927
Shareholder Report [Line Items]
Fund Name	VictoryShares Emerging Markets Value Momentum ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/ literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Emerging Markets Value Momentum ETF	$24	0.45%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
AssetsNet	$ 228,333,000
Holdings Count | Holding	202
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$228,333
Number of Holdings	202
Portfolio Turnover	51%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

SCB X PCL	1.1%
Eicher Motors Ltd.	1.0%
Maruti Suzuki India Ltd.	1.0%
Kasikornbank PCL	1.0%
Hengan International Group Co. Ltd.	1.0%
Industrial & Commercial Bank of China Ltd., Class H	1.0%
China Petroleum & Chemical Corp., Class H	0.9%
Bank of Communications Co. Ltd., Class H	0.9%
CEZ A/S	0.9%
NEPI Rockcastle NV	0.9%
Value	Value
Communication Services	4.7%
Utilities	6.0%
Materials	6.1%
Consumer Staples	6.3%
Energy	6.7%
Health Care	6.9%
Consumer Discretionary	8.7%
Information Technology	11.5%
Industrials	13.5%
Financials	25.2%

C000238316
Shareholder Report [Line Items]
Fund Name	VictoryShares WestEnd U.S. Sector ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
WestEnd U.S. Sector ETF	$24	0.46%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
AssetsNet	$ 722,839,000
Holdings Count | Holding	361
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$722,839
Number of Holdings	361
Portfolio Turnover	33%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

NVIDIA Corp.	5.7%
Apple, Inc.	5.2%
Microsoft Corp.	4.6%
Alphabet, Inc., Class A	4.6%
Alphabet, Inc., Class C	4.0%
Meta Platforms, Inc., Class A	3.6%
AbbVie, Inc.	2.3%
JPMorgan Chase & Co.	2.3%
Broadcom, Inc.	2.1%
Amazon.com, Inc.	2.0%
Value	Value
Utilities	4.7%
Consumer Discretionary	5.2%
Consumer Staples	9.9%
Communication Services	16.4%
Health Care	16.4%
Financials	20.8%
Information TechnologyFootnote Reference**	26.3%

C000250754
Shareholder Report [Line Items]
Fund Name	VictoryShares WestEnd Global Equity ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
WestEnd Global Equity ETF	$32	0.60%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
AssetsNet	$ 36,377,000
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$36,377
Number of Holdings	18
Portfolio Turnover	24%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

State Street Technology Select Sector SPDR ETF	14.7%
State Street Financial Select Sector SPDR ETF	13.4%
Vanguard FTSE All-World ex-US ETF	12.4%
State Street Communication Services Select Sector SPDR ETF	10.0%
State Street Health Care Select Sector SPDR ETF	8.0%
Vanguard FTSE Pacific ETF	7.4%
iShares MSCI Emerging Markets Asia ETF	7.3%
State Street Consumer Staples Select Sector SPDR ETF	6.3%
iShares Core S&P Small-Cap ETF	5.1%
State Street Consumer Discretionary Select Sector SPDR ETF	3.3%

Top CountriesFootnote Reference^Footnote Reference* (% of Net Assets)

(as of December 31, 2025)

Value	Value
United States	26.7%
Japan	13.4%
China	12.4%
South Korea	10.0%
Taiwan	8.0%
India	7.4%
United Kingdom	7.3%
Australia	6.3%
Switzerland	5.1%
OtherFootnote Reference**	3.3%

C000250756
Shareholder Report [Line Items]
Fund Name	VictoryShares Hedged Equity Income ETF
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/ etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.
Additional Information Phone Number	866-376-7890
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Hedged Equity Income ETF	$28	0.55%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 36,457,000
Holdings Count | Holding	196
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of December 31, 2025)

Net Assets	$36,457
Number of Holdings	196
Portfolio Turnover	15%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of December 31, 2025)

Merck & Co., Inc.	2.0%
PepsiCo, Inc.	1.8%
Verizon Communications, Inc.	1.6%
Altria Group, Inc.	1.6%
OneMain Holdings, Inc., Class A	1.5%
General Mills, Inc.	1.5%
Evergy, Inc.	1.4%
Pinnacle West Capital Corp.	1.4%
Amcor PLC	1.4%
Flowers Foods, Inc.	1.4%
Value	Value
Information Technology	1.0%
Industrials	2.4%
Communication Services	4.2%
Materials	5.9%
Consumer Discretionary	7.7%
Health Care	8.3%
Energy	11.9%
Consumer Staples	15.1%
Utilities	17.0%
Financials	18.1%